Prepaid Expenses	12 Months Ended
Sep. 30, 2025
Prepaid Expenses
Prepaid Expenses

11. Prepaid Expenses

As of September 30, 2025 and 2024, prepaid expenses, consisted of the following:

	As of September 30,
	2025	2024

Prepaid expenses	$3,856,570	$7,145
Less: amounts classified as non-current assets	(2,881,173)	-
Amounts classified as current assets	$975,397	$7,145

Prepaid expenses mainly comprise prepaid marketing expenses, consultancy fees, and professional fees paid upfront under contracts with terms generally ranging from one to five years. These amounts are recognized as expenses on a straight-line basis over the relevant non-cancellable contract term or expected benefit period, so the balances are realized over the life of the underlying arrangements, with the portion expected to be expensed within the next twelve months classified as current and the remainder as non-current.

The estimated aggregate expense for the next five fiscal years is as follows:

As of September 30,	Estimated Expense
2026	$975,397
2027	913,213
2028	771,398
2029	675,411
2030	521,151
$3,856,570